Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease
Schedule of amounts recognised in the consolidated balance sheets

	As at	As at	As at
	31 December	31 December	31 December
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Lease liabilities
Current	27,352	35,465	32,251
Non-current	99,304	84,236	61,115
	126,656	119,701	93,366

Schedule of amounts recognised in the statements of comprehensive income

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Interest expense (included in finance costs) (Note 8)	8,681	5,858	4,783
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	12,822	9,374	9,965